Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets [Abstract]
Summary of Detailed Information About Intangible Assets

(in millions)
Acquisition costs	Goodwill	Concessions, licenses, in-process R&D and similar rights	Advance payments	Total
As of January 1, 2020	€3.0	€116.3	€2.4	€121.7
Additions	—	4.2	4.4	8.6
Disposals	—	(5.4)	(0.6)	(6.0)
Reclassifications	—	0.2	(0.2)	—
Currency differences	(6.8)	(3.9)	—	(10.7)
Acquisition of subsidiaries and businesses	57.5	35.8	—	93.3
As of December 31, 2020	€53.7	€147.2	€6.0	€206.9
As of January 1, 2021	53.7	147.2	6.0	206.9
Additions	—	5.9	4.2	10.1
Disposals	—	(8.5)	(1.2)	(9.7)
Reclassifications	—	1.2	(1.2)	—
Currency differences	4.1	2.5	—	6.6
Acquisition of subsidiaries and businesses	—	43.3	—	43.3
As of December 31, 2021	€57.8	€191.6	€7.8	€257.2

(in millions)
Cumulative amortization and impairment charges	Goodwill	Concessions, licenses, in-process R&D and similar rights	Advance payments	Total
As of January 1, 2020	€—	€32.3	€—	€32.3
Amortization	—	16.6	—	16.6
Disposals	—	(5.4)	—	(5.4)
Currency differences	—	(0.1)	—	(0.1)
As of December 31, 2020	€—	€43.4	€—	€43.4
As of January 1, 2021	—	43.4	—	43.4
Amortization	—	16.8	—	16.8
Disposals	—	(5.5)	—	(5.5)
Currency differences	—	0.1	—	0.1
As of December 31, 2021	€—	€54.8	€—	€54.8

(in millions)
Carrying amount	Goodwill	Concessions, licenses, in-process R&D and similar rights	Advance payments	Total
As of December 31, 2020	53.7	103.8	6.0	163.5
As of December 31, 2021	€57.8	€136.8	€7.8	€202.4

Summary of Goodwill Recognized

	CGU Immunotherapies		External Product Sales of JPT		Total
(in millions)	As of December 31, 2021	As of December 31, 2020	As of December 31, 2021	As of December 31, 2020	As of December 31, 2021	As of December 31, 2020
Goodwill	€57.3	€53.2	€0.5	€0.5	€57.8	€53.7